Acquisition of non-controlling interests (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Dec. 19, 2024	Dec. 31, 2024
Statement [Line Items]
Percentage of interest acquired	40.00%
Acquisition of non-controlling interest	40.00%
Number of shares issued of the acquisition	170,000,000
Cash consideration transferred in the acquisition	$ 10.0
Working capital	1.3
Value of equity issued of the consideration	$ 64.5
Shares issued per share	$ 0.38
Current Assets	$ 0.1
Trade and other payables	0.2
Joint venture additional contributions	$ 1.4
Galena Complex [Member]
Statement [Line Items]
Acquisition of non-controlling interest	40.00%
Number of shares issued of the acquisition	170,000,000
Cash consideration transferred in the acquisition	$ 10.0
Acquisition costs accrued in trade and other payables		$ 9.0